GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 10:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company’s business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, clinical operations, marketing and business development. The Company follows ASC 280, “Segment Reporting”. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2023, 2022 and 2021 and long-lived assets as of December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022	2021
Revenue from sales to customers:

Europe	$10,000	$7,500	$6,000
United States	23,459	-	-

Total revenue	$33,459	$7,500	$6,000

	December 31,
	2023	2022
Long-lived assets:

Israel	$2,468	$3,239
United States	77	119

Total long-lived assets	$2,545	$3,358

	Year ended December 31,
	2023	2022	2021
Sales to a single customer exceeding 10%:

Customer A	30%	100%	100%
Customer B	70%	-	-